ACQUISITION OF DECAHEDRON, LTD.	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 2 - ACQUISITION OF DECAHEDRON, LTD.

On February 10, 2017, the Company completed the acquisition pursuant to the Decahedron SPA acquiring 100% of the outstanding shares of Decahedron, a United Kingdom company. Decahedron is a pharmaceuticals wholesaler which specializes in imports and exports of branded and generic pharmaceutical products within the EEA and around the world. At closing, the Company acquired 100% of Decahedron’s outstanding shares in exchange for 170,000 shares of Cosmos common stock valued at $1,479,000 (the “Acquisition”).

The Company recognized cash of $40,858 acquired on acquisition. The Company recognized the remaining Decahedron assets acquired and liabilities assumed based upon the fair value of such assets and liabilities measured as of the date of acquisition. The aggregate purchase price for Decahedron has been allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price over the fair value of the acquired net assets represents cost and revenue synergies specific to the Company, as well as non-capitalizable intangible assets, such as the license held by Decahedron for the wholesale of pharmaceuticals in the United Kingdom and Europe, the remainder was allocated to goodwill, none of which is tax deductible.

During the year ended December 31, 2017, we recorded an adjustment of $28,002 primarily related to other assets and an adjustment of the accounts payable associated with the Decahedron acquisition. We finalized our allocation of the purchase price during the year ended December 31, 2017. The final allocation of the purchase price as of December 31, 2017, is as follows:

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

The components of the acquired intangible assets were as follows (in thousands):

	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

_____________

(a) U.K Pharmaceutical Wholesale Distribution License

Unaudited Supplemental Pro Forma Data

The unaudited pro forma statements of operations data for the six months ended June 30, 2018 and 2017, below, give effect to the Decahedron Acquisition, described above, as if it had occurred at January 1, 2017. These amounts have been calculated after applying our accounting policies and adjusting the results of Decahedron intangible amortization that would have been charged assuming the fair value adjustments had been applied and incurred since January 1, 2017. This pro forma data is presented for informational purposes only and does not purport to be indicative of our future results of operations.

Revenue of $1,335,360 and net loss of $176,785 since the acquisition date are included in the consolidated statement of operations and comprehensive income (loss) for the six months ended June 30, 2017.

Unaudited pro forma results of operations for the six months ended June 30, 2018 and 2017 as though the Company acquired Decahedron on the first day of each fiscal year are set forth below.

	Six months Ended June 30,
	2018	2017
Revenues	$20,822,317	$10,421,894
Cost of revenues	19,509,987	9,584,090
Gross profit	1,312,330	837,804

Operating expenses	1,540,663	3,653,255
Operating loss	(228,333)	(2,815,451)

Other income (expense)	(2,039,082)	(129,492)

Income tax (expense)	(28)	(32)

Net loss	$(2,267,443)	$(2,944,975)

Other comprehensive gain (loss)	46,103	(126,677)
Comprehensive net loss	$(2,221,340)	$(3,071,652)

The purchase price exceeded the estimated fair value of the net assets acquired by $1,949,884 which was recorded as Goodwill. Goodwill represents the difference between the total purchase price for the net assets purchased from Decahedron and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed. At the conclusion of the acquisition, goodwill was reviewed for impairment and it was determined that indicators of impairment existed.

As of June 30, 2017, after our assessment of the totality of the events that could impair goodwill, it was the Company’s conclusion “it is more likely than not” that the Goodwill was impaired. As a result of the Company’s assessment, 100% of the goodwill of $1,949,884 was recorded as an impairment of goodwill.

On February 10, 2017, the Company completed the acquisition pursuant to the Decahedron SPA acquiring 100% of the outstanding shares of Decahedron, a United Kingdom company. Decahedron is a pharmaceuticals wholesaler which specializes in imports and exports of branded and generic pharmaceutical products within the EEA and around the world. At closing, the Company acquired 100% of Decahedron’s outstanding shares and in exchange for 170,000 shares of Cosmos common stock valued at $1,479,000 (the “Acquisition”).

The Company recognized cash of $40,858 acquired on acquisition. The Company recognized the remaining Decahedron assets acquired and liabilities assumed based upon the fair value of such assets and liabilities measured as of the date of acquisition. The aggregate purchase price for Decahedron has been allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price over the fair value of the acquired net assets represents cost and revenue synergies specific to the Company, as well as non-capitalizable intangible assets, such as the license held by Decahedron for the wholesale of pharmaceuticals in the United Kingdom and Europe, the remainder has been allocated to goodwill, none of which is tax deductible.

During the year ended December 31, 2017, we recorded an adjustment of $28,002 primarily related to other assets and an adjustment of the accounts payable associated with the Decahedron acquisition. We finalized our allocation of the purchase price during the year ended December 31, 2017. The final allocation of the purchase price as of December 31, 2017, is as follows:

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

The components of the acquired intangible assets were as follows (in thousands):

	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

_____________

(a) U.K Pharmaceutical Wholesale Distribution License

Unaudited Supplemental Pro Forma Data

The unaudited pro forma statements of operations data for the year ended December 31, 2017 and 2016, below, give effect to the Decahedron Acquisition, described above, as if it had occurred at January 1, 2016. These amounts have been calculated after applying our accounting policies and adjusting the results of Decahedron intangible amortization that would have been charged assuming the fair value adjustments had been applied and incurred since January 1, 2016. This pro forma data is presented for informational purposes only and does not purport to be indicative of our future results of operations.

Revenue of $4,221,751 and net loss of $441,553 since the acquisition date are included in the consolidated statement of operations and comprehensive income (loss) for year ended December 31, 2017.

Unaudited proforma results of operations for the year ended December 31, 2017 and 2016 as though the Company acquired Decahedron on the first of each fiscal year are set forth below.

	Years Ended December 31,
	2017	2016
Revenues	$30,206,825	$8,756,772
Cost of revenues	28,256,544	8,128,159
Gross profit	1,950,281	628,613

Operating expenses	6,856,585	991,901
Operating loss	(4,906,304)	(363,288)

Other income (expense)	(1,372,288)	(506,343)

Income tax (expense)	(2,801)	30,803

Net Loss	$(6,281,393)	$(838,828)

Other comprehensive loss	(343,766)	1,940
Comprehensive net loss	$(6,616,159)	$(836,888)

The purchase price exceeded the estimated fair value of the net assets acquired by $1,949,884 which was recorded as Goodwill. Goodwill represents the difference between the total purchase price for the net assets purchased from Decahedron and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed. At the conclusion of the acquisition, goodwill was reviewed for impairment and it was determined that indicators of impairment existed.

As of December 31, 2017, after our assessment of the totality of the events that could impair goodwill, it was the Company’s conclusion “it is more likely than not” that the Goodwill was impaired. As a result of the Company’s assessment, 100% of the goodwill of $1,949,884 was recorded as an impairment of goodwill.